UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4798

Strong Government Securities Fund, Inc., on behalf of the
Strong Government Securities Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Government Securities Fund
July 31, 2004 (Unaudited)
                                                                           Shares or
                                                                        Principal Amount        Value
-------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 102.3%
FHA Insured Project Loan 956-55054, 2.93%, Due 11/01/12                       $ 2,358,697       $  2,311,523
FHLMC Adjustable Rate Guaranteed Mortgage Participation Certificates,
4.2875%, Due 7/25/43                                                           21,476,464         21,855,658
FHLMC Adjustable Rate Participation Certificates:
    Pool #1B0123, 6.106%, Due 9/01/31                                             273,178            280,136
    Pool #1B0128, 6.183%, Due 9/01/31                                             262,061            268,982
    Pool #1B0129, 6.074%, Due 9/01/31                                           4,499,942          4,612,961
    Pool #611023, 3.421%, Due 10/01/26                                          2,227,660          2,312,427
    Pool #786823, 6.032%, Due 7/01/29                                           9,753,537         10,090,045
    Pool #789483, 5.681%, Due 6/01/32                                           3,335,561          3,415,003
    Pool #865496, 5.762%, Due 5/01/26                                             466,375            477,870
    Series 1582, Class A, 5.00%, Due 9/15/08                                    3,730,489          3,857,336
    Series T-15, Class A6, 1.70%, Due 11/25/28                                  1,955,347          1,958,135
    Series T-35, Class A, 1.59%, Due 9/25/31                                    5,363,301          5,369,583
FHLMC Debentures:
    4.875%, Due 3/15/07                                                        10,000,000         10,415,050
    5.625%, Due 3/15/11 (f)                                                    11,200,000         11,912,443
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
2/25/42                                                                         7,392,037          8,220,176
FHLMC Notes:
    2.50%, Due 8/09/06                                                         10,000,000          9,921,820
    4.75%, Due 5/06/13                                                         15,000,000         14,647,380
    6.00%, Due 6/15/11 (f)                                                     14,050,000         15,233,066
    6.875%, Due 9/15/10                                                        17,080,000         19,351,657
FHLMC Participation Certificates:
    6.50%, Due 5/01/11                                                          2,708,375          2,871,518
    7.00%, Due 11/17/13 thru 1/25/21                                            7,147,198          7,549,882
    7.25%, Due 7/01/08                                                             25,589             26,144
    7.26%, Due 6/01/06                                                          6,029,142          6,238,277
    7.50%, Due 12/01/11 thru 12/01/12                                          43,808,480         46,302,260
    6.293%, Due 1/01/26                                                           384,965            386,827
    8.00%, Due 7/01/08 thru 2/01/17                                             2,446,608          2,606,474
    8.50%, Due 7/01/07 thru 6/01/17                                             3,045,075          3,225,780
    9.00%, Due 9/15/05 thru 4/01/21                                             3,245,665          3,575,765
    9.50%, Due 4/01/07 thru 4/01/25                                             8,562,072          9,568,544
    10.00%, Due 10/01/05 thru 2/17/25                                          10,997,938         12,444,369
    10.50%, Due 8/01/19 thru 8/01/20                                              774,812            893,021
    14.00%, Due 11/01/12                                                              403                476
    14.50%, Due 3/01/11 thru 12/01/11                                               1,634              1,899
    14.75%, Due 8/01/11                                                               280                325
    15.00%, Due 8/01/11                                                             9,109             10,597
FHLMC Real Estate Mortgage Investment Conduit Participation
Certificates, 4.65%, Due 10/25/30                                               8,099,817          8,112,473
FHLMC Structured Pass-Thru Securities:
    Series T-23, Class A, 1.59%, Due 5/25/30                                    8,058,262          8,065,418
    Series T-55, Class 2A1, 4.7403%, Due 3/25/43                                8,646,390          8,784,169
FHLMC TBA, 4.50%, Due 8/15/19 (d)                                              47,095,000         46,300,272
FNMA Adjustable Rate Grantor Trust, 5.1274%, Due 7/25/41                        9,525,689          9,731,087
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
    1.39%, Due 11/25/33                                                        13,946,581         13,946,581
    4.671%, Due 4/01/14                                                        18,938,233         18,494,368
    4.885%, Due 7/01/33                                                        12,212,453         12,643,449
    Pool #103102, 3.301%, Due 3/01/18                                           1,139,044          1,162,072
    Pool #457277, 7.414%, Due 10/01/27                                          3,090,209          3,272,362
    Pool #530074, 6.645%, Due 3/01/30                                             108,247            111,433
    Pool #534738, 3.396%, Due 5/01/27                                           1,809,298          1,870,349
    Pool #538435, 4.131%, Due 7/01/26                                           2,943,119          3,031,070
    Pool #545117, 6.75%, Due 12/01/40                                             860,648            892,971
    Pool #545187, 5.899%, Due 9/01/31                                           5,373,252          5,549,117
    Pool #545208, 5.808%, Due 9/01/31                                           2,087,460          2,155,105
    Pool #545460, 5.802%, Due 11/01/31                                          5,420,092          5,584,376
    Pool #54844, 3.556%, Due 9/01/27                                            4,965,675          5,072,165
    Pool #635726, 5.47%, Due 4/01/32                                            4,890,076          5,045,265
    Pool #646643, 5.932%, Due 6/01/32                                           1,978,213          2,023,891
    Pool #646644, 6.167%, Due 6/01/32                                          10,435,476         10,692,269
    Pool #66414, 4.949%, Due 9/01/28                                            3,924,236          3,936,500
    Pool #675479, 5.06%, Due 1/01/33                                           17,527,215         17,779,168
    Pool #675491, 5.021%, Due 4/01/33                                          14,840,749         14,905,677
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Certificates, Series 1999-W6, Class A, 9.387%, Due 9/25/28              1,487,298          1,698,409
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust:
    Series 2002-T5, Class A1, 1.57%, Due 5/25/32                                3,672,908          3,680,644
    Series 2003-T4, Class 2A1, 1.52%, Due 12/26/21                                  1,790              1,790
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
    Series 2003-W5, Class A, 1.56%, Due 4/25/33                                11,242,463         11,274,185
    Series 2003-W6, Class 6A, 4.4973%, Due 8/25/42                             17,449,055         17,928,904
    Series 2003-W6, Class PT4, 9.517%, Due 10/25/42                            17,253,400         19,199,799
    Series 2003-W8, Class PT1, 9.8384%, Due 12/25/42                            8,954,003         10,014,493
    Series 2003-W9, Class A, 1.57%, Due 6/25/33                                 3,766,971          3,768,286
    Series 2003-W11, Class A1, 6.9453%, Due 6/25/33                             7,594,182          7,824,678
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Pass-Thru Certificates:
    Series 2003-T2, Class A1, 1.59%, Due 3/25/33                                9,187,209          9,166,997
    Series 2003-W3, Class 1A4, 4.3007%, Due 8/25/42                            23,083,673         23,581,415
FNMA Bonds, 6.625%, Due 11/15/30 (f)                                            5,000,000          5,607,195
FNMA Grantor Trust Adjustable Rate Certificates, Series 2002-T12,
Class A5, 4.5681%, Due 10/25/41                                                 9,312,463          9,453,969
FNMA Guaranteed Mortgage Pass-Thru Certificates:
    5.00%, Due 7/01/06                                                          4,362,992          4,430,364
    5.60%, Due 11/01/05                                                           327,272            332,874
    6.00%, Due 12/01/13 thru 5/01/16                                           23,891,898         25,008,867
    6.201%, Due 5/01/09                                                        11,639,006         12,517,625
    6.225%, Due 12/01/08                                                       37,990,684         40,869,706
    6.695%, Due 8/01/05                                                           174,988            178,005
    7.00%, Due 9/01/15                                                             85,686             89,929
    7.50%, Due 7/01/15                                                             70,663             74,458
    8.00%, Due 6/01/12 thru 11/01/26                                           20,944,762         22,676,244
    8.50%, Due 7/01/10 thru 6/01/27                                            15,485,465         17,129,982
    8.75%, Due 1/01/10                                                            178,520            193,752
    9.00%, Due 11/01/12 thru 7/01/28                                            3,588,010          3,960,512
    9.50%, Due 12/15/20 thru 7/01/28                                            2,328,112          2,653,719
    10.00%, Due 12/01/20                                                        1,296,221          1,487,785
    11.00%, Due 2/01/19 thru 10/15/20                                           1,330,681          1,523,732
    12.00%, Due 7/15/14                                                           884,500          1,038,419
    13.25%, Due 4/01/12                                                               268                297
    13.50%, Due 1/01/12                                                             1,356              1,459
    14.50%, Due 1/01/12                                                             1,902              2,044
    15.50%, Due 10/01/12                                                            1,555              1,840
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Certificates:
    7.00%, Due 10/25/21 thru 6/25/22                                            8,044,549          8,516,980
    8.00%, Due 6/25/21 thru 4/25/22                                             4,340,981          4,588,052
    8.75%, Due 12/25/19 thru 1/25/21                                            1,977,951          2,165,158
    9.00%, Due 7/25/20 thru 4/25/21                                             1,394,366          1,540,707
    9.20%, Due 12/25/19                                                           710,401            778,245
    9.25%, Due 4/25/18                                                            252,282            275,766
    9.40%, Due 10/25/19                                                           534,279            584,715
    9.50%, Due 3/25/19 thru 12/25/41                                           25,195,860         28,176,197
    9.67%, Due 8/25/20                                                          2,194,714          2,467,012
    10.00%, Due 3/25/19 thru 5/25/19                                            4,648,866          5,273,094
    10.10%, Due 2/25/18                                                           600,732            678,237
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Trust, 9.50%, Due 8/25/41                                                       3,999,994          4,473,743
FNMA Interest Only Stripped Mortgage-Backed Securities, Series 265,
Class 2, 9.00%, Due 3/01/24                                                     1,648,901          1,827,464
FNMA Notes:
    2.875%, Due 5/19/08 (f)                                                    10,000,000          9,676,980
    2.95%, Due 12/06/05                                                         3,000,000          3,007,905
    3.50%, Due 12/22/06                                                         6,100,000          6,129,933
    5.25%, Due 6/15/06 (f)                                                     33,885,000         35,390,239
    5.75%, Due 2/15/08 (f)                                                     17,400,000         18,611,110
FNMA Stripped Mortgage-Backed Securities:
    Series 161, Class 2, Interest Only, 8.50%, Due 7/25/22                        544,126            122,693
    Series B, Class B-1, 6.00%, Due 5/01/09                                       487,029            503,770
    Series C, Class C-1, 6.00%, Due 5/01/09                                       418,281            432,735
    Series K, Class K-1, 6.00%, Due 11/01/08                                    1,391,002          1,427,280
FNMA TBA (d):
    5.00%, Due 8/15/19 thru 8/15/34                                           157,715,000        155,353,250
    5.50%, Due 8/15/34                                                        122,530,000        122,874,616
Federal Home Loan Bank Notes, 2.85%, Due 5/24/06                               20,000,000         19,995,100
Federal Home Loan Bank Variable Rate Notes, 2.37%, Due 4/29/10                  5,000,000          5,018,610
GNMA Guaranteed Adjustable Rate Pass-Thru Certificates:
    Pool #8678, 4.75%, Due 8/20/20                                              1,673,368          1,687,971
    Pool #8714, 4.625%, Due 11/20/20                                            1,050,459          1,064,004
GNMA Guaranteed Pass-Thru Certificates:
    7.50%, Due 12/15/10                                                         2,109,620          2,249,286
    8.00%, Due 12/15/23                                                         4,724,394          5,272,832
    8.35%, Due 4/15/20                                                          3,854,171          4,276,210
    8.40%, Due 5/15/20                                                          1,987,263          2,235,786
    9.00%, Due 12/15/06 thru 12/15/09                                             380,256            397,799
    9.50%, Due 10/20/19                                                         1,279,011          1,440,946
    12.50%, Due 4/15/19                                                           689,685            819,685
    13.00%, Due 2/15/11 thru 11/15/14                                              22,347             26,290
    13.50%, Due 5/15/11 thru 10/15/12                                              10,521             12,216
    14.00%, Due 9/20/14                                                             7,320              8,605
    15.00%, Due 6/15/12 thru 9/15/12                                               20,354             24,094
Small Business Administration Guaranteed Loan Interest Only Custodial
Receipts (e):
    Pool #440017, Series 1992-6A, 2.473%, Due 10/15/17                          9,748,666            403,656
    Pool #440019, Series 1993-1A, 2.5312%, Due 2/28/18                          7,362,797            304,866
USGI Federal Housing Authority Variable Rate Insured Project Loan,
Pool #2040, 3.025%, Due 11/01/06                                                  188,360            188,360
United States Treasury Bonds:
    5.375%, Due 2/15/31 (f)                                                    27,500,000         28,174,630
    5.50%, Due 8/15/28 (f)                                                     18,460,000         18,963,330
    6.00%, Due 2/15/26 (f)                                                     10,000,000         10,920,710
    7.125%, Due 2/15/23 (f)                                                    15,150,000         18,596,640
    7.50%, Due 11/15/16 (f)                                                    19,850,000         24,750,489
    7.625%, Due 11/15/22 (f)                                                   20,000,000         25,738,300
    8.50%, Due 2/15/20 (f)                                                     21,060,000         28,838,216
    9.25%, Due 2/15/16 (f)                                                     19,050,000         26,707,224
    12.00%, Due 8/15/13                                                        28,595,000         37,732,018
    12.75%, Due 11/15/10 (f)                                                   20,000,000         22,611,720
United States Treasury Notes:
    3.875%, Due 5/15/09 (f)                                                     1,845,000          1,862,371
    4.75%, Due 5/15/14 (f)                                                     24,742,000         25,280,336
    10.00%, Due 5/15/10                                                         8,600,000          9,133,140
    10.375%, Due 11/15/12 (f)                                                  11,570,000         14,116,766
-------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $1,454,482,870)                           1,462,475,480
-------------------------------------------------------------------------------------------------------------
Corporate Bonds 1.9%
Core Investment Grade Trust Pass-Thru Certificates, 4.727%, Due
11/30/07 (f)                                                                    9,500,000          9,719,450
General Electric Company Notes, 5.00%, Due 2/01/13 (f)                          9,700,000          9,699,156
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes, 6.25%,
Due 1/24/14 (b)                                                                 2,000,000          1,972,478
Verizon Virginia, Inc. Debentures, Series A, 4.625%, Due 3/15/13                3,000,000          2,845,125
Wisconsin Electric Power Company Notes, 4.50%, Due 5/15/13                      2,900,000          2,797,566
-------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $27,545,734)                                                          27,033,775
-------------------------------------------------------------------------------------------------------------
Municipal Bonds 2.5%
Arkansas Development Finance Authority Revenue, 9.75%, Due 11/15/14             3,100,000          3,716,156
Arlington, Texas Independent School District Capital Appreciation
Refunding, Zero %, Due 2/15/06                                                  1,000,000            968,750
Austin, Texas Electric Utility System Revenue Refunding, 5.50%, Due
11/15/16                                                                        2,000,000          2,257,500
Clark County, Nevada General Obligation, 5.00%, Due 6/01/11                     4,530,000          4,966,012
Colorado Health Facilities Authority Retirement Facilities Revenue -
Liberty Heights Project, Zero %, Due 7/15/24 (g)                                4,360,000          1,515,100
Dawson Ridge, Colorado Metropolitan District Number 1 General
Obligation Refunding, Series A, Zero %, Due 10/01/22 (g)                       10,000,000          3,875,000
Kanawha, Mercer and Nicholas Counties, West Virginia Single Family
Mortgage Revenue, Zero %, Due 2/01/15 (Pre-Refunded to $89.85 on
2/01/14)                                                                        2,260,000          1,333,400
North Slope Boro, Alaska General Obligation, Zero %, Due 6/30/06                3,175,000          3,044,031
Savannah, Georgia Economic Development Authority Revenue:
    College of Art and Design, Inc. Project, 6.90%, Due 10/01/29
(Pre-Refunded to $102 on 10/01/09)                                              5,880,000          6,982,500
    Southern Care Corporation Project, Zero %, Due 12/01/21 (g)                10,000,000          4,075,000
Tampa, Florida Solid Waste System Revenue Refunding, 4.30%, Due
10/01/07                                                                        2,000,000          2,107,500
-------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $34,229,463)                                                          34,840,949
-------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.1%
Wisconsin Health and Educational Facilities Authority Revenue -
Hospital Sisters Services, Inc. Project, 4.00%, Due 12/01/22
(Mandatory Put at $100 on 12/01/06)                                             1,350,000          1,392,188
-------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $1,416,401)                                              1,392,188
-------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 5.5%
Citibank Credit Card Issuance Trust Notes, Series 2003-A10, Class A10,
4.75%, Due 12/10/15                                                             7,000,000          6,825,000
Federal Agricultural Mortgage Corporation Guaranteed Variable Rate
Mortgage Pass-Thru Certificates (e):
    Series GS-1001, Class 1, 7.021%, Due 1/25/08                                  632,877            632,877
    Series GS-1002, Class 1, 6.709%, Due 7/25/08                                  480,151            480,151
Goldman Sachs Group, Inc. Collateralized Mortgage Obligation, Series
2004-GG2, 5.396%, Due 8/10/36 (d)                                              25,590,000         25,716,875
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1, Class
XPB, 1.9901%, Due 1/11/35 (b)                                                 157,721,500          9,142,918
Greenwich Capital Commercial Funding Corporation Mortgage Pass-Thru
Certificates, Series 2004-GG1, Class A-2, 5.317%, Due 4/10/14                   9,000,000          8,866,406
Greenwich Capital Commercial Funding Corporation Variable Rate
Mortgage Pass-Thru Certificates, Series 2003-C1, Class A4, 4.111%, Due
7/05/35                                                                         2,000,000          1,867,628
JP Morgan Chase Commercial Mortgage Securities Corporation Variable
Rate Pass-Thru Certificates, Series 2004-C2, Class A3, 5.3855%, Due
5/15/41                                                                        10,000,000          9,974,500
Salomon Brothers Mortgage Securities VII, Inc. Interest Only Floating
Rate Mortgage Pass-Thru Certificates, Series 2001-C2, Class X-2,
1.0427%, Due 11/13/11                                                         125,500,000          4,950,975
United States Department of Veterans Affairs Guaranteed Real Estate
Mortgage Investment Conduit Pass-Thru Certificates - Vendee Mortgage
Trust:
    Series 1995-1, Class 4, 8.8855%, Due 2/15/25                                2,081,835          2,295,088
    Series 1995-2, Class 3, 8.7925%, Due 6/15/25                                3,309,691          3,645,698
Wachovia Bank Commercial Mortgage Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2002-C2, Class 3, 1.5853%, Due 11/15/34
(b)                                                                            90,957,000          4,164,012
-------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $77,786,410)                            78,562,128
-------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Cap on LIBOR 1.34% Swap, Expires 1/03/05                                      100,000,000            241,722
-------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost 300,000)                                                          241,722
-------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 26.0%
Collateral Received for Securities Lending 14.6%
Navigator Prime Portfolio                                                     209,298,924        209,298,924

Non-Agency Mortgage & Asset-Backed Securities 0.1%
Residential Asset Mortgage Products, Inc. Interest Only Asset-Backed
Pass-Thru Certificates, Series 2002-RS6, Class A-I-IO, 2.00%, Due
4/25/05                                                                      $ 60,760,939            606,394
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due 2/25/05           48,051,049            981,668
                                                                                         --------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                                1,588,062

Repurchase Agreements 10.5%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$147,016,538); Collateralized by: United States Government & Agency
Issues                                                                        147,000,000        147,000,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase
proceeds $2,919,307); Collateralized by United States Government &
Agency Issues                                                                   2,919,100          2,919,100
                                                                                         --------------------
Total Repurchase Agreements                                                                      149,919,100

United States Government & Agency Issues 0.8%
FHLMC Guaranteed Interest Only Participation Certificates, Series
T-53, Class S, 6.50%, Due 6/25/05                                              30,025,000          1,576,313
FNMA Guaranteed Mortgage Pass-Thru Certificates:
    6.292%, Due 5/01/05                                                         8,686,226          8,777,711
    9.50%, Due 6/01/05                                                              3,334              3,367
FNMA Guaranteed Real Estate Mortgage Investment Conduit Trust Interest
Only Pass-Thru Certificates, 3.50%, Due 11/25/04                               42,000,000            352,800
United States Treasury Bills (c):
    Due 8/05/04                                                                   250,000            249,976
    Due 9/16/04                                                                   150,000            149,758
                                                                                         --------------------
Total United States Government & Agency Issues                                                    11,109,925
-------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $371,794,969)                                                 371,916,011
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,967,655,847) 138.3%                                   1,976,462,253
Other Assets and Liabilities, Net (38.3%)                                                       (546,939,585)
-------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                             $1,429,522,668
=============================================================================================================

FUTURES
-------------------------------------------------------------------------------------------------------
                                         Expiration Date      Underlying Face       Unrealized
                                                              Amount at Value       Appreciation/
                                                                                   (Depreciation)
-------------------------------------------------------------------------------------------------------
Purchased:
50 U.S. Treasury Bonds                        9/04                $5,410,938          $180,634
Sold:
475 Five-Year U.S. Treasury Notes             9/04                (8,303,906)         (197,194)
75 Ten-Year U.S. Treasury Notes               9/04               (52,012,500)         (660,948)

SWAPS
------------------------------------------------------------------------------
Open Swap contracts at July 31, 2004 consisted of the following:
------------------------------------------------------------------------------

      Notional Amount    Termination Date     Interest/Index      Interest/Index       Unrealized
                                              Sold                Bought               Appreciation/
                                                                                      (Depreciation)
-------------------------------------------------------------------------------------------------------
      $50,000,000          9/30/04            1 Month LIBOR -     ERISA Eligible       $   505,000
                                              55 basis points     Lehman CMBS*

* Lehman Brothers Investment Grade Index - ERISA Eligible Sub Index Collateralized Mortgage-Backed Securities Index Total Return Swap.


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) All or a portion of security is on loan.
(g) Escrowed to maturity.

Percentages are stated as percentages of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Government Securities Fund, Inc., on behalf of the
Strong Government Securities Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004